FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Assets	$ 1,521,138	$ 1,537,454
Liabilities	(515,162)	(513,526)
Carrying value
Disclosure of fair value measurement of assets [line items]
Net assets (liabilities)	(177,839)	(81,932)
Carrying value | Non-current portion of debt
Disclosure of fair value measurement of assets [line items]
Liabilities	(247,551)	(233,180)
Carrying value | Trade receivables
Disclosure of fair value measurement of assets [line items]
Assets	11,287	14,848
Carrying value | Marketable securities
Disclosure of fair value measurement of assets [line items]
Assets	29,542	114,001
Carrying value | Other financial assets
Disclosure of fair value measurement of assets [line items]
Assets	28,883	22,399
Fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	(263,675)	(259,578)
Net assets (liabilities)	(193,963)	(108,330)
Fair value | Non-current portion of debt
Disclosure of fair value measurement of assets [line items]
Liabilities	(263,675)	(259,578)
Fair value | Trade receivables
Disclosure of fair value measurement of assets [line items]
Assets	11,287	14,848
Fair value | Marketable securities
Disclosure of fair value measurement of assets [line items]
Assets	29,542	114,001
Fair value | Other financial assets
Disclosure of fair value measurement of assets [line items]
Assets	$ 28,883	$ 22,399